Related Party Transactions (Tables) (Cyntellect,Inc. [Member])	12 Months Ended
Dec. 31, 2012
Cyntellect,Inc. [Member]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date

The carrying amounts of the assets acquired and liabilities assumed is as follows:

Cash	$88
Other current assets	23
Property and equipment, net	1,724
Other assets	262

Total assets acquired	2,097

Accounts payable	41
Other accrued liabilities	107
Long-term debt	116

Total liabilities assumed	264

Net assets acquired	$1,833